OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$2,648	$3,198
Accrued expenses	3,690	7,902
Deferred revenues	390	1,447
Government authorities	249	113
Income tax payable	692	305
Others	289	173

	$7,958	$13,137